                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MSD Capital, L.P.
Address:   645 Fifth Avenue, 21st Floor
           New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   General Counsel, MSD Capital, L.P.
Phone:   (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker                    New York, NY              May 15, 2007
-----------------------------   ------------------------   ---------------------
(Signature)                           (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          10
Form 13F Information Table Value Total:     720,729
                                        (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
---------------------------------------------------------------------------------------------------------------------------------
                            TITLE OF               VALUE   SHRS OR PRN                 INVESTMENT   OTHER     VOTING AUTHORITY
     NAME OF ISSUER          CLASS        CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
DARLING INTL INC        COM             237266101   10,496   1,614,700 SH                    SOLE           1,614,700     0     0
DIGITAL RIV INC         NOTE 1.250% 1/0 25388BAB0  111,713  83,680,000 PRN                   SOLE                 N/A   N/A   N/A
DOLLAR THRIFTY
   AUTOMOTIVE GP        COM             256743105   92,168   1,805,800 SH                    SOLE           1,805,800     0     0
IHOP CORP               COM             449623107  123,171   2,100,100 SH                    SOLE           2,100,100     0     0
LAWSON SOFTWARE INC NEW COM             52078P102  103,263  12,764,300 SH                    SOLE          12,764,300     0     0
MSC SOFTWARE CORP       COM             553531104   11,000     800,000 SH                    SOLE             800,000     0     0
SCHOOL SPECIALTY INC    COM             807863105  100,548   2,784,500 SH                    SOLE           2,784,500     0     0
STEAK N SHAKE CO        COM             857873103   46,659   2,782,300 SH                    SOLE           2,782,300     0     0
TIME WARNER TELECOM INC CL A            887319101   70,277   3,383,600 SH                    SOLE           3,383,600     0     0
TYLER TECHNOLOGIES INC  COM             902252105   51,434   4,049,923 SH                    SOLE           4,049,923     0     0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.